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March 25, 2022

LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND

Class A Shares (Ticker Symbol: leaax)

Class I shares (Ticker symbol: letax)

A series of Centaur Mutual Funds Trust

Supplement to the Summary Prospectus and Statutory Prospectus

each dated February 28, 2022

This supplement to the Summary Prospectus and Statutory Prospectus, each dated February 28, 2022, for the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund”), a series of the Centaur Mutual Funds Trust (the “Trust”), updates the information described below. For further information, please contact the Fund toll-free at 1-888-484-5766. You may obtain a copy of the Lebenthal Fund’s Summary Prospectus, Statutory Prospectus, or Statement of Additional Information, free of charge, by writing to the Lebenthal Fund c/o Ultimus Fund Solutions, LLC at P.O. Box 46707, Cincinnati, Ohio 45246-0707, by calling the Fund toll-free at the number above or by visiting the Fund’s website at http://www.dcmmutualfunds.com.

This supplement updates certain information in the Summary Prospectus and Statutory Prospectus as set forth below.

Changes to the Summary Prospectus and Statutory Prospectus

The following chart replaces, in its entirety, the chart entitled “Class - A Average Annual Total Returns For the Period Ended December 31, 2021” in the section entitled “Performance Information” on page 5 of the Summary Prospectus and page 19 of the Statutory Prospectus.

Class - A Average Annual Total Returns For the Period Ended December 31, 2021	1 Year	Since Inception (December 30, 2019)
Return before taxes	-0.30%	-0.03%
Bloomberg 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	0.31%	1.02%
SIFMA Municipal Swap Index (reflects no deduction for fees, expenses, or taxes)	11.11%	-75.03%

Investors Should Retain this Supplement for Future Reference

Lebenthal Ultra Short Tax-Free Income Fund
LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND
Average Annual Total Returns - Lebenthal Ultra Short Tax-Free Income Fund	Label	1 Year	Since Inception	Inception Date
Lebenthal Ultra Short Tax-Free Income Fund Class A Shares	Return before taxes	(0.30%)	(0.03%)	Dec. 30, 2000
Bloomberg 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		0.31%	1.02%
SIFMA Municipal Swap Index (reflects no deduction for fees, expenses, or taxes)		11.11%	(75.03%)